FAIR VALUE ACCOUNTING - Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	$ 171	$ 119
Additions and settlements	1	0
Revaluation	16	52
Balance at end of period, assets	188	171
Summary of changes in Level 3 financial liabilities
Balance at beginning of period, liabilities	5	0
Additions and settlements	0
Revaluation	(2)	5
Balance at end of period, liabilities	3	5
Other income, net
Summary of changes in Level 3 financial assets
Revaluation	$ (2)
Summary of changes in Level 3 financial liabilities
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Net income (loss) from discontinued operations
Summary of changes in Level 3 financial assets
Revaluation	$ 18
Summary of changes in Level 3 financial liabilities
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income (loss) from discontinued operations (Note 1)
Contingent Consideration Liability
Summary of changes in Level 3 financial liabilities
Balance at beginning of period, liabilities	$ 5	0
Additions and settlements	0	0
Revaluation	(2)	5
Balance at end of period, liabilities	3	5
Holt Royalty Obligation
Summary of changes in Level 3 financial liabilities
Balance at beginning of period, liabilities	42
Additions and settlements		0
Balance at end of period, liabilities	39	42
Contingent Consideration Assets
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	171	119
Additions and settlements	1	0
Revaluation	16	52
Balance at end of period, assets	$ 188	171
Marketable debt securities
Summary of changes in Level 3 financial assets
Additions and settlements		$ 0